Offsetting of financial assets and financial liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		¥ 77,650	¥ 114,913
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		66,260	61,367
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		11,390	53,546
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets		5,877	22,228
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets			12,402
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		5,513	18,916
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		107,735	1,679,002
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		66,260	61,367
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		41,475	1,617,635
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities		5,877	1,536,499
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities			3,547
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		35,598	77,589
Derivative Liabilities [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	12,903	35,554
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[1]	12,903	35,554
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[1]	5,877	22,228
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[1]		3,547
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	7,026	9,779
Trade Payables [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	94,832	122,408
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	66,260	61,367
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[2]	28,572	61,041
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	28,572	61,041
Short-term borrowings [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[3]		1,521,040
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[3]		1,521,040
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[3]		1,514,271
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[3]		6,769
Derivative Assets [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	6,817	52,388
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[1]	6,817	52,388
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	5,877	22,228
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]		12,402
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	940	17,758
Trade receivables [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	70,833	62,525
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	66,260	61,367
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[2]	4,573	1,158
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	¥ 4,573	¥ 1,158

[1]	Certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (“ISDA”) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts. Master netting agreements create a right of set off, but the master netting agreements do not automatically provide for such set off.
[2]	Amounts offset in the consolidated statements of financial position are related to repurchase agreements of products.
[3]	Short-term borrowings relate to bond lending transactions and repurchase agreements (repos). As a result of the execution of the Partial Spin-off of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance of short-term borrowings as of March 31, 2026.